LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENT	The Company’s long-term investment is as follows:
	December 31, 2021	December 31, 2020

Equity Security – Compulsorily Convertible Debenture	$-	$40,603